Property, Plant And Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Office building	$ 50,201	$ 44,515
Construction in progress	48,251	36,530
Plant and machinery	8,671	10,766
Software	8,408	8,258
Leasehold improvements	7,036	6,837
Furniture, fixtures and equipment	4,663	4,569
Motor vehicles	703	683
Property, Plant and Equipment, Gross, Total	127,933	112,158
Less: accumulated depreciation	(33,621)	(31,544)
Impairment of long-lived assets	(30)
Property, plant and equipment, net	$ 94,282	$ 80,614